CONSOLIDATED STATEMENTS OF OPERATIONS (unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Operating expenses
Exploration, evaluation and project expenses	$ 72,185	$ 122,826	$ 134,585	$ 327,023
General and administrative expenses	80,311	89,180	284,951	350,637
Total operating expenses	152,496	212,006	419,536	677,660
Net operating loss	(152,496)	(212,006)	(419,536)	(677,660)
Interest income	0	2,598	0	2,598
Interest expense	(1,529)	0	(1,907)	0
Realized loss on investment	(12,452)	0	(12,452)	0
Unrealized gain (loss) on investment	46,239	0	(11,585)	0
Revaluation of warrant and option liability	(43,930)	785,941	(235,642)	1,213,301
Net income (loss)	$ (164,168)	$ 576,533	$ (681,122)	$ 538,239
Weighted average common shares outstanding - basic	173,723,633	150,591,400	172,848,616	144,589,568
Weighted average common shares outstanding - diluted	173,723,633	150,591,400	172,848,616	144,589,568
Income per common share - basic	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Income per common share - diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00